Document And Entity Information	9 Months Ended
Sep. 30, 2022
Document Information Line Items
Entity Registrant Name	ENTREPRENEUR UNIVERSE BRIGHT GROUP
Document Type	S-1/A
Amendment Flag	true
Amendment Description	Amendment No. 2
Entity Central Index Key	0001171326
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Incorporation, State or Country Code	NV